Registration No.  33-3692
                                                         File No.  811-3614

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

      Pre-Effective Amendment No. __
[   ]

      Post-Effective Amendment No. 23
                                   --
[X]

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                  ACT OF 1940

[X]

      Amendment No. 28                                                     [X]
                    --

                             Rochester Fund Municipals
                 (Exact Name of Registrant as Specified in Charter)

                    350 Linden Oaks, Rochester, New York, 14625
                    (Address of Principal Executive Offices)

                                  800-552-1149
                         (Registrant's Telephone Number)


                             Andrew J. Donohue, Esq.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203

                      (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _____________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On April 28, 2000 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Rochester Fund Municipals
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Prospectus dated April 28, 2000

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.
5







Rochester Fund Municipals is a diversified mutual fund with the investment objective of providing shareholders with as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.








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Contents


            About the Fund

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            The Fund's Investment Objective and Strategies


            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments


      How the Fund is Managed

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      About Your Account

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                                       How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Web Site

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting


            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Tax Information


                                   Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies


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WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to provide shareholders with as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital.

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WHAT DOES THE FUND INVEST IN? To seek its investment objective:
o As a fundamental policy, under normal market conditions the Fund invests at least 80% of its net assets in tax-exempt securities, and

o At least 75% of the Fund's investments in tax-exempt obligations must be investment-grade. That means they must be rated securities in the four highest rating categories of a national rating organization or unrated securities assigned a comparable rating by the Fund's investment Manager, OppenheimerFunds, Inc.

      The Fund's tax-exempt investments can include a wide variety of debt obligations (which are referred to as New York municipal securities in this Prospectus), including securities issued by:

o The State of New York or its political subdivisions (towns and counties, for example),
o     Agencies,   public   authorities   and   instrumentalities   (these  are
      state-chartered corporations) of the State of New York,
o Territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt from federal income tax and New York State and New York City personal income taxes (in the opinion of the issuer's legal counsel when the security is issued).


      The Fund's investments have no maturity limitations and can include municipal bonds (long-term obligations), municipal notes (short-term obligations), and interests in municipal leases. However, the Fund currently focuses on longer-term securities to seek higher yields. The Fund can buy general obligation bonds as well as "private activity" municipal securities that pay income subject to alternative minimum taxes. The Fund also uses certain derivative investments such as "inverse floaters" and variable rate obligations to try to increase income. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio managers currently look for triple tax-exempt municipal securities using a variety of factors, which may change over time and may vary in particular cases. Currently the portfolio managers focus on: o Finding primarily investment-grade securities that offer high-income opportunities.
o     Buying a wide range of securities of different  issuers within the state,
      including   different   agencies  and   municipalities,   for   portfolio
      diversification to help spread credit risks.
o Looking for unrated bonds that might provide high income and securities of smaller issuers that might be overlooked by other investors and funds.


WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who are seeking income exempt from federal income tax and New York State and New York City personal income taxes from a municipal bond fund focusing primarily on investment-grade obligations. The Fund does not seek capital appreciation. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts. The Fund is intended to be a long-term investment but is not a complete investment program.


Main Risks of Investing in the Fund


All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. To seek higher income the Fund can invest up to 25% of its assets in securities below investment grade, commonly called "junk bonds." Therefore it may have greater credit risks than funds that buy only investment grade bonds.

INTEREST RATE RISKS. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities. The Fund currently emphasizes investments in long-term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.


      Additionally, the Fund can buy variable and floating rate obligations. When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

Risk of Focusing Investments in New York Municipal Securities. While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as general obligation bonds or hospital bonds, for example, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

      Even though the Fund is "diversified" as to 75% of its assets (which means that, as to 75% of its assets, it cannot invest more than 5% of its assets in the securities of any one issuer), the Fund invests primarily in New York municipal securities. Therefore, the Fund's portfolio is vulnerable to changes in economic and political conditions in New York that can affect the prices of those securities or the Fund's ability to sell them at an acceptable price.

Borrowing for Leverage. As a fundamental policy, the Fund can borrow from banks in amounts up to 5% of its total assets for emergency purposes or to buy portfolio securities, and this use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.


RISKS OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Covered call options, "inverse floaters" and variable rate obligations are examples of derivatives the Fund can use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected, its hedge might be unsuccessful, and its share prices could fall. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      Because the Fund focuses its investments in New York municipal securities and can buy below-investment-grade securities, it will have greater credit risks than municipal bond funds that invest in issuers of many states and buy only investment grade securities. Its focus on longer-term bonds and its use of inverse floaters as well as other derivative investments may cause greater fluctuations in the Fund's share prices in the short term than short-term bond funds.


An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency


The Fund's Past Performance


The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (Class A) (as of 12/31 each year)


[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/00 through 3/31/00, the cumulative return (not annualized) for Class A shares was 0.__%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ____% (_Q `__) and the lowest return (not annualized) for a calendar quarter was -____% (_Q'__).


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   Average    Annual    Total                    5 Years        10
   Returns  for  the  periods                   or life of     (or Years
   ended December 31, 1999        1 Year        class, if    class life of
                                               (  less)           , if less)

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   Class A Shares  (inception        %              %               %
   5/15/86)

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   Lehman Brothers  Municipal
   Bond                              %              %              %1
   Index

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   Class B Shares  (inception        %              %              N/A
   3/17/97)

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   Class C Shares  (inception        %              %              N/A
   3/17/97)

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Class  Y  Shares  (inception        N/A                N/A               N/A
4/__/00)

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1.    From 12/31/89.
The Fund's average annual total returns in the table include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 3% (life-of-class); for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of municipal securities, the Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market. However, it must be remembered that the index performance does not consider the effects of transaction costs and includes municipal securities from many states while the Fund invests mainly in New York municipal securities.



Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 1999.


Shareholder Fees (charges paid directly from your investment):

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     Class A Shares  Class B Shares  Class C Shares  Class Y Shares


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   Maximum Sales Charge (Load)        4                          None
   on purchases            .75%          None           None
   (as % of offering price)

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   Maximum Deferred Sales                                         None
   (Load) (as % of the low Charge      N
 the original offering per of        one1           5%2           1%3
   or redemption proceeds)rice

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1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                              Class A      Class B      Class C      Class Y
                              Shares       Shares       Shares       Shares

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   Management Fees              %            %            %           %

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   Distribution  and/or Service (12b-1)     %         %         %      None
   Fees

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   Other Expenses                %            %            %           %

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   Total Annual Operating Expenses         %          %         %      %

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:


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  If shares are redeemed:         1 Year      3 Years    5 Years    10 Years1

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  Class A Shares                          $           $          $           $

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  Class B Shares                          $           $          $           $

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  Class C Shares                          $           $          $           $

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Class Y Shares                       $             $             $            $

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  If shares are not redeemed:     1 Year      3 Years    5 Years    10 Years1

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  Class A Shares                          $           $          $           $

  ------------------------------------------------------------------------------
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  Class B Shares                          $           $          $           $

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  Class C Shares                          $           $          $           $

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Class Y Shares                       $             $             $            $

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges. Class B expenses for years 7 through 10 are based on Class A expenses, since Class

   B shares automatically convert to Class A after 6 years.

About the Fund's Investments


THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations. These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties). Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities.

      The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Some debt securities, such as zero coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

      The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax. The Fund does not invest more than 5% of its assets in industrial revenue bonds for an industrial user with less than three years' operating history if that user is responsible for interest and principal payments.


Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations (a form of installment purchase contract).


      These investments have special risks. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations may not have an active trading market, which means that the Fund might have difficulty selling its investment at an acceptable price when it wants to. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. The Fund cannot invest more than 5% of its assets in unrated or illiquid municipal leases.


Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

   Inverse Floaters Have Special Risks. Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund's investment in inverse floaters cannot exceed 20% of its total assets.

Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund does not invest more than 25% of its total assets in municipal securities that at the time of purchase are below "investment-grade." "Investment grade" securities include rated securities within the four highest rating categories of a national rating organization such as Moody's Investors Service, and unrated securities that are judged by the Manager to be comparable to securities rated as investment grade. Rating definitions of the principal national rating organizations are in Appendix A to the Statement of Additional Information. All municipal securities, including investment grade securities, are subject to risks of default.


      The Manager relies to some extent on credit ratings by nationally recognized rating agencies when evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.


   Municipal securities below investment grade (sometimes called "junk bonds") usually offer higher yields than investment-grade securities but they are subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. They may also be less liquid than investment-grade securities, making it harder for the Fund to sell them at an acceptable price. Those risks can reduce the Fund's share prices and the income it earns. The Fund will not invest more than 5% of its assets in securities rated "B" or below of any one issuer.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

"When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can  purchase
      municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to enter into these transactions for speculative purposes. As a fundamental policy, securities purchased on a "when-issued" or "delayed-delivery" basis cannot exceed 10% of the Fund's net assets.


      During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment until the Fund receives the security on settlement of the trade. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.


Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund cannot invest more than 15% of its net assets in illiquid and restricted securities. That limit includes unrated or illiquid tax-exempt municipal leases that cannot be more than 5% of the Fund's assets. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to the 15% limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary  Defensive  Investments.  The Fund can  invest up to 100% of its total assets in temporary defensive investments during periods of volatile or adverse market conditions, when the Manager determines that investments in tax-exempt securities could seriously erode portfolio value. Generally, the Fund's defensive investments would be U.S. government securities or highly-rated corporate debt securities, prime commercial paper or certificates of deposit of domestic banks with assets of at least $1 billion. The income from some of those temporary defensive investments might not be tax exempt, and therefore when making those investments the Fund might not achieve its objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since January 1960. The Manager (including subsidiaries and affiliates) managed more than $120 billion in assets as of December 31, 1999, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


Portfolio Managers.  The portfolio  managers of the Fund are Ronald H. Fielding,
      Vice President of the Fund and Senior Vice President of the Manager (since January 1996), and assistant portfolio manager Anthony A. Tanner, a Vice President of the Manager (since January 1996). Mr. Fielding has been Chairman of the Manager's Rochester Division since January 4, 1996, when the Manager acquired Rochester Capital Advisors, the Fund's prior investment advisor. He had been President of Rochester Capital Advisors until 1996. Mr. Fielding has been a portfolio manager of the Fund since its inception as an open-end fund on May 15, 1986.

     Mr. Tanner was Vice President of Research of Rochester Capital Advisors from 1994 to 1996 and has assisted Mr. Fielding in managing the Fund's portfolio since 1994. Both Mr. Fielding and Mr. Tanner serve as portfolio managers for other Oppenheimer funds.


Advisory Fees.  Under  the  Investment  Advisory  Agreement,  the Fund  pays the
      Manager an advisory fee at an annual rate, payable monthly, which declines on additional assets as the Fund grows: 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $ 3 billion, and 0.45% of average daily net assets over $5 billion. The Fund's management fee for its last fiscal year ended December 31, 1999, was 0.47% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT


How to Buy Shares


HOW DO you buy SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the
Distributor. Your dealer will place your order with the Distributor on your behalf.

BuyingShares Through the Distributor.  Complete an OppenheimerFunds  New Account
      Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
   o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
   o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

   o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.


How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
   o With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.

   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

--------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

--------------------------------------------------------------------------------
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Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------

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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

--------------------------------------------------------------------------------

Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

Which class of shares should you choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.


How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .

   o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.


      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features may not be advisable because of the effect of the contingent deferred sales charge for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.


      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Does It Affect Payments to My Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition applies.

HOW CAN you BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.


      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

  -----------------------------------------------------------------------------

  Amount of Purchase                                            Commission
                                              Front-End Sales   As
                            Front-End Sales   Charge As a       Percentage
                            Charge As a       Percentage of     of
                            Percentage of     Net               Offering
                            Offering Price    Amount Invested   Price

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Less than $50,000               4.75%             4.98%           4.00%

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  $50,000 or more but             4.50%             4.71%           4.00%
  less than $100,000

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  $100,000 or more but            3.50%             3.63%           3.00%
  less than $250,000

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  $250,000 or more but            2.50%             2.56%           2.25%
  less than $500,000

  -----------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million

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Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

      If you redeem any of those shares within an 18-month "holding period" measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
      (2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

HOW CAN you BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

  ----------------------------------------------------------------------------

  Years Since Beginning of Month in     Contingent Deferred Sales Charge on
  Which                                 Redemptions in That Year
  Purchase Order was Accepted           (As % of Amount Subject to Charge)

  -----------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
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1 - 2                                   4.0%
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2 - 3                                   3.0%
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3 - 4                                   3.0%
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4 - 5                                   2.0%
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  -----------------------------------------------------------------------------

  5 - 6                                 1.0%

  -----------------------------------------------------------------------------
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6 and following                         None
----------------------------------------


In the table, a "year" is a 12-month period. [In applying the sales charge, all purchases are considered to have been made on the first regular day of the month in which the purchase was made.]

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying other classes of shares do not apply to Class Y shares.
Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.


Distribution and Service (12b-1) Plans.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average daily net assets of Class A shares of the Fund. However, the Board of Trustees has approved aggregate payments of up to 0.15% of average daily net assets. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.


      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays a sales commission of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


Special Investor Services


ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

   o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.


      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.


CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.



How to Sell Shares


You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by writing a check against your account or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.7048, for assistance.


Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o You wish to redeem $100,000 or more and receive a check

   o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to a Fund account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners


Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o   a U.S. bank, trust company, credit union or savings association,
o   a foreign bank that has a U.S. correspondent bank,
o   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.
    If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instructions  that includes:
o Your name
o The Fund's name
o Your Fund  account  number  (from your  account statement)
o The  dollar  amount or number  of shares to be redeemed
o Any special payment instructions o Any share certificates for the shares you are selling
o The signatures of all registered owners exactly as the account is registered,

      and
o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------- Send courier or express mail
Use the following address for            requests to:
---------------------------------------- OppenheimerFunds Services
Requests by mail:                        10200 E. Girard Avenue, Building D
OppenheimerFunds Services                Denver, Colorado 80231
P.O. Box 5270
Denver Colorado 80217

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o To redeem shares through a service representative, call 1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.


ARE THERE LIMITS ON AMOUNTS REDEEMED BY TELEPHONE?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.

Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.

Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge. Checks must be written for at least $100.

Checks cannot be paid if they are written for more than your  account  value.
      Remember, your shares fluctuate in value and you should not write a check close to the total account value.

You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares you own, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility when you place your redemption request).

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
   o the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1.  shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,
   2.  shares held for the holding period that applies to the class, and
   3.  shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.


How to Exchange Shares


Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your state of residence.

   o The  prospectuses  of both funds must offer the exchange  privilege.
   o You must hold the shares you buy when you establish your account for at least

     7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus. Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.


     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time or price.
   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies


More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1.800.525.7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly- purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares


      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A and Class
Y. Fund cannot guarantee that it will pay any dividends or other distributions.


Capital Gains. Although the Fund does not seek capital gains, it might capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.


WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest  Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Fund from interest on New York municipal securities will be exempt from New York individual income taxes. Dividends paid from income from municipal securities of other issuers normally will be treated as taxable ordinary income for New York State and New York City personal income tax purposes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.


Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.


Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.


Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information on Rochester Fund Municipals

The following additional information about the Fund is available without charge upon request:


STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

----------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.525.7048

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By Mail:                      Write to:
                            OppenheimerFunds Services
                              P.O. Box 5270
                           Denver, Colorado 80217-5270

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On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                            OppenheimerFunds website:
                              http://www.oppenheimerfunds.com

----------------------------------------------------------------------------


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                          The Fund's shares are distributed by:
SEC File No. 811-3614

PR0365.001.0400  Printed on recycled paper.     [logo] OppenheimerFunds
Distributor, Inc.

                            Appendix to Prospectus of
                            Rochester Fund Municipals



      Graphic material included in the Prospectus of Rochester Fund Municipals under the heading: "Annual Total Returns (Class A) (as of 12/31 each year)."


      A bar chart will be included in the Prospectus of Rochester Fund Municipals depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the past ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

                  Calendar       Annual
                  Year           Total
                  Ended:
                  Returns
                  12/31/90       7.33%
                  12/31/91       12.79%
                  12/31/92       11.20%
                  12/31/93       14.60%
                  12/31/94       -8.35%
                  12/31/95       18.61%
                  12/31/96       5.37%
                  12/31/97       10.20%
                  12/31/98       6.52%
                  12/31/99
                  ------%



            ---------------------------

            Rochester Fund Municipals
            ---------------------------

            350      Linden       Oaks,
            Rochester, New York 14624
            1-800-525-7048


                        Statement    of
            Additional      Information
            dated April 28, 2000,

            ---------------------------


                  This Statement of Additional  Information is not a Prospectus.
            This document contains additional information about the Fund and supplements information in the Prospectus dated April 28, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.


            Contents
            Page

                        About the Fund
            ---------------------------
            Additional      Information
            About      the       Fund's
            Investment   Policies   and
            Risks..............................................................2
                 The Fund's  Investment
            Policies...........................................................2
                 Municipal
            Securities...............................................3
                 Other       Investment
            Techniques and
            Strategies...............................................16
                 Investment
            Restrictions......................................................23
            How the Fund is
            Managed.................................................26
                 Organization       and
            History...........................................................26
                 Trustees  and Officers
            of the
            Fund.............................................................28
                 The
            Manager........................................................33
            Brokerage  Policies  of the
            Fund..............................................................34
            Distribution   and  Service
            Plans.............................................................35
            Performance of the
            Fund.................................................39

                        About      Your
            Account
            ---------------------------
            How To Buy
            Shares.......................................................45
            How To Sell
            Shares......................................................52
            How to Exchange
            Shares..................................................57
            Dividends and
            Taxes.....................................................59
            Additional      Information
            About the
            Fund..........................................................62

                        Financial
            Information About the Fund
            ---------------------------
            Report    of    Independent
            Accountants.......................................................64
            Financial Statements
            ...................................................65

            Appendix A:  Municipal Bond
            Ratings
            Definitions.....................................................A-1
            Appendix    B:     Industry
            Classifications..................................................B-1
                        Appendix     C:
            Special     Sales    Charge
            Arrangements and
            Waivers................................................C-1
            ---------------------------

            ---------------------------

A B O U T  T H E  F U N D
---------------------------

Additional Information About the Fund's Investment Policies and Risks

     The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.


The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

     However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.


     There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.


     |X| Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.


     The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%.


Municipal Securities. The types of municipal securities in which the Fund can invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.


     The Fund is "diversified" with respect to 75% of its total assets. That means that as to 75% of its total assets, the Fund cannot invest more than 5% of its net assets in the securities of any one issuer (other than the U.S. government or its agencies and instrumentalities) and the Fund cannot own more than 10% of an issuer's voting securities. In applying its diversification policy with respect to the remaining 25% of its total assets not covered by that diversification requirement, the Fund will not invest more than 10% of its assets in the securities of any one issuer.


     |X| Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" bonds). They may have fixed, variable or floating rates of interest, as described below, or may be "zero-coupon" bonds, as described below.


     Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.


     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.


     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.


     Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

     The Fund will purchase industrial revenue bonds only if the interest paid on the bonds is tax-exempt under the Internal Revenue Code. The Internal Revenue Code limits the types of facilities that may be financed with tax-exempt industrial revenue bonds and private-activity bonds (discussed below) and the amounts of these bonds that each state can issue.


     The Fund will not invest more than 5% of its assets in industrial development bonds for which the underlying credit is one business or one charitable entity. Additionally, the Fund will not invest more than 5% of its assets insecurities for which industrial users having less than three years' operating history are responsible for the payments of interest and principal on the securities.


     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

     In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

     Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.

     The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

     In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.


     The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

     Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

     A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.


     The Fund intends to purchase only those private activity bonds on which the interest paid is exempt from federal income tax and New York State and New York City personal income taxes.


     |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.


     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.


     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.


     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.


     Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer term instruments or obtaining other refinancing.

     |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid" securities. If they are illiquid, their purchase by the Fund will be subject to the percentage limitations on the Fund's investments in illiquid securities described in the Prospectus and below in "Illiquid and Restricted Securities." The Fund may not invest more than 5% of its assets in unrated or illiquid municipal lease obligations. That limitation does not apply to a municipal lease obligation that the Manager has determined to be liquid under guidelines set by the Board of Trustees and that has received an investment grade rating from a nationally recognized rating organization .

     Those Board guidelines require the Manager to evaluate, among other things:

     o the frequency of trades and price quotations for the obligation;
     o the number of dealers willing to purchase or sell the securities and the number of potential buyers;
     o the willingness of dealers to undertake to make a market in the obligation;
     o the nature of the marketplace trades for the securities;
     o the likelihood that the marketability of the obligation will continue while the Fund owns it; and
     o the likelihood that the municipality will continue to appropriate funding for the leased property.


     Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     To reduce the risk of "non-appropriation," the Fund will not invest more than 10% of its total assets in municipal leases that contain "non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:

o the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o    the lease obligor has maintained good market acceptability in the past,
o the investment is of a size that will be attractive to institutional investors, and
o the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.


     Municipal leases may be subject to an "abatement" risk. The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage or destruction of the leased property interferes with the lessee's use of the property. In some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve funds for lease payments.


     Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the Manager will evaluate their credit quality and the likelihood of a continuing market for them.

     Subject to the foregoing percentage limitations on investments in Illiquid Securities, the Fund may invest in a tax-exempt lease only if the following requirements are met:

  o the Fund must receive the opinion of issuer's legal counsel that the tax-exempt obligation will generate interest income that is exempt from federal and New York State income taxes; that legal counsel must be experienced in municipal lease transactions;

  o the Fund must receive an opinion that, as of the effective date of the lease or at the date of the Fund's purchase of the obligation (if that occurs on a date other than the effective date of the lease), the lease is the valid and binding obligation of the governmental issuer; o the Fund must receive an opinion of issuer's legal counsel that the obligation has been issued in compliance with all applicable federal and state securities laws;

  o the Manager must perform its own credit analysis in instances where a credit rating has not been provided for the lease obligation by a national rating agency;

  o if a particular exempt obligation is unrated and, in the opinion of the Manager, not of investment- grade quality, then at the time the Fund makes the investment the Manager must include the investment within the Fund's illiquid investments; it will also be subject to the Fund's overall limitation on investments in unrated tax-exempt leases.


     Municipal lease obligations are generally not rated by rating organizations. In those cases the Manager must perform its own credit analysis of the obligation. In those cases, the Manager generally will rely on current information furnished by the issuer or obtained from other sources considered by the Manager to be reliable.


     |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Ratings Services and Fitch/IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Credit ratings typically evaluate the safety of municipal and interest payments, not market risk. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     After the Fund buys a municipal security, it may cease to be rated or its rating may be reduced below the minimum required to enable the Fund to buy it. Neither event requires the Fund to sell a security, but the Manager will consider those events in determining whether the Fund should continue to hold that security. If ratings given by Moody's, Standard & Poor's, or another rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.


     The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a "AAA"-rated security.


     The rating definitions of Moody's, Standard & Poor's, Duff & Phelps and Fitch/IBCA for municipal securities are contained in Appendix A to this Statement of Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

     Special Risks of Lower-Grade Securities. Lower-grade securities, commonly called "junk bonds," may offer higher yields than securities rated in investment grade rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be more difficult to value and harder to sell at an acceptable price. These additional risks mean that the Fund might not receive the anticipated level of income from these securities, and the Fund's net asset value could be affected by declines in the value of lower-grade securities. However, because the added risk of lower-quality securities might not be consistent with the portion of the Fund's objective to seek preservation of capital, the Fund limits its investments in lower-quality securities to not more than 25% of its tax-exempt investments.

     While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are considered investment grade, they may be subject to special risks and have some speculative characteristics. The Fund will not invest more than 5% of its assets in the securities of any one issuer if the securities are rated "B" or below by a national rating organization or are given a comparable rating by the Manager.

     Special Investment Considerations - New York Municipal Securities. As explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in the section as the "State") and its subdivisions, agencies, instrumentalities or authorities, including New York City, which issue the municipal securities in which the Fund invests. The following information on risk factors in concentrating in New York municipal securities is only a summary, based on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to December 15, 1998 with respect to offerings of New York State, and on or prior to December 15, 1998 with respect to offerings by New York City. No representation is made as to the accuracy of this information.

     During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis. Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

     |X| Factors Affecting Investments in New York State Securities. The forecast of the State's economy shows continued expansion during the 1999 and 2000 calendar years, with employment growth gradually slowing from the 1998 calendar year. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing and government sectors are expected to post only small, if any, declines. On an average annual basis, the employment growth rate in the State is expected to be lower than in 1998. Personal income is expected to have recorded moderate gains in 1999. Wage growth in 1999 and 2000 is expected to have been slower than in the 1998 calendar year, because the recent robust growth in bonus payments has moderated.


     The forecast for continued growth, and any resultant impact on the State Plan, contains some uncertainties. Stronger-than-expected gains in employment and wages could lead to surprisingly strong growth in consumer spending. Investments could also remain robust. Conversely, net exports could plunge even more sharply than expected, with adverse impacts on the growth of both consumer spending and investment. The inflation rate may differ significantly from expectations due to the upward pressure of a tight labor market and the downward pressure of price reductions emanating from the current economic weakness in Asia. In addition, the State economic forecast could over- or under-estimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for declines in banking employment and the direction of employment change that is likely to accompany telecommunications and energy deregulation.


     The national economy has maintained a robust rate of growth with over 16.9 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added over 400,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains.

     The State's General Fund (the major operating Fund of the State) was projected in the 1999-2000 New York State Financial Plan (referred to in this section as the "State Plan") to be balanced on a cash basis for the 1999-2000 fiscal year. Total receipts and transfers from other funds are projected to reach $38.81 billion an increase of over $2.03 billion from the prior fiscal year, and disbursements and transfers to other funds are projected to be $37.14 billion, an increase of $524 million from the total disbursed in the prior fiscal year.


     Projections of total State receipts in the State Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under those taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.


     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions of the federal government have help to create projected structural budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

State  Governmental Funds Group.  Substantially all State non-pension  financial
operations  are  accounted  for  in  the  State's   governmental   funds  group.
Governmental funds include:

  o  the General Fund,

     which receives all income not required by law to be deposited in another fund;

  o Special Revenue Funds, which receive most of the money the State gets from the federal government and other income the use of which is legally restricted to certain purposes;

  o Capital Projects Funds, used to finance the acquisition and construction of major capital facilities by the State and to aid in certain projects conducted by local governments or public authorities; and o Debt Service Funds, which are used for the accumulation of money for the payment of principal of and interest on long-term debt and to meet lease-purchase and other contractual-obligation commitments.

     Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation authorized the corporation to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

     The legislation also dedicated revenues equal to one-quarter of the four-cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by the corporation and bonds issued to provide for capitalized interest. An exception is in cases where the Governor and the legislative leaders have certified the need for additional borrowing and have provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with the corporation's bondholders in the resolution authorizing such bonds.


     As of June 1995, the corporation had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. The impact of its borrowing, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

     Authorities. The fiscal stability of the State is related to the fiscal stability of its public Authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts, and restrictions set forth in their legislative authorization.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for and housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are diverted, the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.


     Ratings of the State's Securities. On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from "A" to "A-" and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised its rating outlook assessment to "stable." On February 14, 1994, Standard & Poor's raised its outlook to "positive" and, on October 3, 1995, confirmed its A-rating. On August 28, 1997, Standard & Poor's raised its ratings on the State's general obligation bonds from A- to A and, in addition, raised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt.

     On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from "A" to "Baa1." On October 2, 1995, Moody's reconfirmed its "A" rating of the State's general obligation long-term indebtedness. On February 10, 1997, Moody's confirmed its "A2" rating of the State's general obligation long-term indebtedness.


     Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating may be obtained from the rating agency furnishing the rating. There is no assurance that a particular rating will continue for any given period of time or that a rating will not be revised downward or withdrawn entirely, if, in the judgment of the agency originally establishing the rating, circumstances warrant. A downward revision or withdrawal of a ratings, could have an effect on the market price of the State municipal securities in which the Fund invests.


     The State's General Obligation Debt. As of March 31, 1998, the State had approximately $4.74 billion in general obligation bonds outstanding. Principal and interest due on general obligation bonds were $742.1 million for the 1998-99 fiscal year and are estimated to be $695 million for the State's 1999-2000 fiscal year.

     Pending Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. That litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. These proceedings could affect adversely the financial condition of the State in the 1999-2000 fiscal year or thereafter.

     The State believes that the State Plan includes sufficient reserves for the payment of judgments that may be required during the 1999-2000 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount the State Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1999-2000 Financial Plan.

     In addition, the State is party to other claims and litigations that its legal counsel has advised are not probable of adverse court decisions or are not deemed to be materially adverse. Although, the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 1999-2000 fiscal year or thereafter.

     Other Functions. Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's current fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1999-2000 fiscal year.

     Factors Affecting Investments in New York City Municipal Securities. The fiscal health of New York City (the "City") has a more significant effect on the fiscal health of the State than any other municipality. The national economic downturn which began in July 1990 adversely affected the local economy which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product fell in those two years. Beginning in 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real Gross City Product increased, boosted by strong wage gains. After noticeable improvements in the City's economy during 1994, economic growth slowed in 1995. It improved commencing  in  calendar  year 1996,  reflecting  improved  securities  industry earnings and employment in other sectors. Overall, the City's economic improvement accelerated significantly in 1997 and 1998. The City's current financial plan assumes that, after strong growth in 1993-1998 moderate economic growth will occur through calendar year 2003, with moderating job growth and wage increases.


     For each of the 1981 through 1998 fiscal years, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with generally accepted accounting principles. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.


     The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2003 fiscal years (referred to below as the "2000-2003 Financial Plan", or "Financial Plan").

     The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1999 through 2003 contemplates the issuance of $10.091 billion of general obligation bonds and $5.34 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. In addition, it is currently expected that approximately $2.8 billion of bonds will be issued by the Tobacco Settlement Asset Securitization Corporation ("TSASC") and paid from revenues received from a settlement with leading tobacco companies. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. If TSASC is unable to issue bonds in the amount expected, the City will need to find another source of financing or substantially curtail or halt its capital program.

     In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority, Finance Authority and TSASC bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

     The City Comptroller and other agencies and public officials issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecasted in the City's Financial Plan. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

     1999 Modification and 2000-2003 Financial Plan. The June 14, 1999 quarterly modification to the City's financial plan for fiscal year 1999 (referred to as the "1999 Modification") projects revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP. The Financial Plan for the 2000 through 2003 fiscal years, released on June 14, 1999, also projects revenues and expenditures for the 2000 fiscal year balanced in accordance with GAAP. The Financial Plan takes into account a projected decrease in tax revenues in fiscal years 2000 and 2001 and a projected increase in tax revenues in fiscal years 2002 and 2003, an increase in planned expenditures for health insurance and other agency spending increases. In addition, the Financial Plan includes proposed discretionary transfers in the fiscal year 1999 for debt service due in fiscal year 2000, in fiscal year 2000 for debt service due in fiscal year 2001, and in fiscal year 2001 for debt service due in fiscal year 2002. The Financial Plan also sets forth projections for the 2001 through 2003 fiscal years and projects gaps of $1.8 billion, $1.9 billion and $1.8 billion for the 2001 through 2003 fiscal years, respectively.

     The Financial Plan assumes that the Governor and the State Legislature approve extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999, and which is projected to provide revenue of $572 million, $585 million, $600 million and $638 million in 2000, 2001, 2002 and 2003 fiscal years, respectively. It assumes collection of the projected rent payments for the City's airports, totaling $365 million, $185 million and $155 million in the 2001 through 2003 fiscal years, respectively. A substantial portion of those collections may depend on the successful completion of negotiations with The Port Authority of New York and New Jersey or on the enforcement of the City's rights under the existing leases through pending legal actions. It also assumes State and Federal approval of State and Federal gap-closing actions proposed by the City and receipt of tobacco settlement funds providing revenues or expenditure offsets in annual amounts ranging between $250 million and $300 million. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors that could have a material effect on the City.

     Various actions proposed in the City's Financial Plan are uncertain. If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

     Ratings of the City's Bonds. Moody's Investors Service, Inc. has rated the City's general obligation bonds "A3." Standard & Poor's Ratings Group has rated those bonds "A-." Fitch IBCA, Inc. has rated these bonds "A." Those ratings reflect only the views of Moody's, Standard & Poor's and Fitch from which an explanation of the significance of such ratings may be obtained. There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds. On July 10, 1995, Standard & Poor's revised its rating of City bonds downward to "BBB+." On July 16, 1998, Standard & Poor's revised its rating of City bonds upward to "A-." Moody's rating of City bonds was revised in February 1998 to o "A3" from "Baal." On March 8, 1999, Fitch revised its rating of City bonds upward to "A."

     The City's Outstanding Indebtedness. As of March 31, 1999, the City and the Municipal Assistance Corporation for the City of New York had, respectively, $26.817 billion and $3.194 billion of outstanding net long-term debt.

     The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

     Pending Litigation. The City is a defendant in lawsuits pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged torts, alleged breaches of contracts, alleged violations of law and condemnation proceedings. For the fiscal year ended on June 30, 1998, the City paid $386 million for judgments and claims. The 1999 Modification and 2000-2003 Financial Plan include provision for the payment of claims of $391 million, $393 million, $407 million, $429 million and $448 million for the 1999 through 2003 fiscal years, respectively. As of June 30, 1998, the City estimates its potential future liability for outstanding claims against it to be $3.5 billion.


     Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.


     |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

     The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

     |X| Inverse Floaters and Other Derivative Investments. "Inverse floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest ate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. The Fund can invest up to 20% of its net assets in inverse floaters. Certain inverse floaters may be illiquid and therefore subject to the Fund's limitation on illiquid securities.


     To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. The interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.


     Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund might invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

     Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.


     Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.


     |X| Options Transactions. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions: (1) Calls the Fund sells must be listed on a national securities exchange. (2) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written. (3) As an operating policy, no more than 5% of the Fund's net assets will be invested in options transactions.

     When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.


     The Fund's custodian bank, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.


     Purchasing Calls and Puts. The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

     When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.


     The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.


     If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

     An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

     Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.


     |X| When-Issued and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" or "forward commitment" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

     When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

     The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

     When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books cash, U.S. government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

     |X| Zero-Coupon Securities. The Fund can invest without limit in zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.


     Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

     The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.


     |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

     The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.


     Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.


     A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

     In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.


     The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments.


     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value on an ongoing basis.

     |X| Borrowing for Leverage. As a fundamental policy, the Fund may borrow up to 5% of its total assets from banks on an unsecured basis for temporary and emergency purposes or to purchase additional portfolio securities. Borrowing to purchase portfolio securities is a speculative investment technique known as "leveraging." This investment technique may subject the Fund to greater risks and costs, including the burden of interest expense, an expense the Fund would not otherwise incur. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner required under applicable provisions of the Investment Company Act. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund is required to reduce its bank debt within 3 days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.


     The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.


     |X| Investing in Other Investment Companies. The Fund can invest on a short-term basis up to 5% of its net assets in other investment companies that have an objective similar to the Fund's objective. Because the Fund would be subject to its ratable share of the other investment company's expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

     |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it attempts to invest 100% of its assets in tax-exempt securities under normal market conditions. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax-exempt income to its shareholders. Taxable investments include, for example, options, repurchase agreements, and some of the types of securities it would buy for temporary defensive purposes.


Investment Restrictions


     |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

67%or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.


     The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

     |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:


     The Fund cannot borrow money or mortgage or pledge any of its assets, except that the Fund may borrow from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 5% of its total assets. Where borrowings are made for a purpose other than temporary or emergency purposes, the Investment Company Act requires that the Fund maintain asset coverage of at least 300% for all such borrowings. Should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent necessary to meet that asset coverage requirement. To reduce its borrowings, the Fund might have to sell investments at a time when it would be disadvantageous to do so. Additionally, interest paid by the Fund on its borrowings will decrease the net earnings of the Fund.

     The Fund cannot buy any securities on margin or sell any securities short.

     The Fund cannot lend any of its funds or other assets, except by the purchase of a portion of an issue of publicly distributed bonds, debentures, notes or other debt securities.

     The Fund cannot act as underwriter of securities issued by other persons. A permitted exception is if the Fund technically is deemed to be an underwriter under the federal securities laws in connection with the disposition of its portfolio securities.
  o The Fund cannot purchase the securities of any issuer that would result in the Fund owning more than 10% of the voting securities of that issuer.

     The Fund cannot purchase securities from or sell them to its officers and trustees, or any firm of which any officer or trustee is a member, as principal. However, the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission. The Fund cannot retain securities of any issuer, if to the knowledge of the Fund, one or more of its officers, trustees or investment adviser, own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of those securities.


     The Fund cannot acquire, lease or hold real estate, except as may be necessary or advisable for the maintenance of its offices or to enable the Fund to take appropriate such action in the event of financial difficulties, default or bankruptcy of either the issuer of or the underlying source of funds for debt service for any obligations in the Fund's portfolio.


     The Fund cannot invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The Fund may, however, write covered call options (or purchase put options) listed for trading on a national securities exchange. The Fund can also purchase call options (and sell put options) to the extent necessary to close out call options it previously wrote or put options it previously purchased.

     The Fund cannot invest in companies for the purpose of exercising control or management.

     The Fund cannot invest more than 25% of its total assets in securities of issuers of a particular industry. For the purposes of this limitation, tax-exempt securities and United States government obligations are not considered to be part of an industry. However, with respect to industrial development bonds and other revenue obligations for which the underlying credit is a business or charitable entity, the industry of that entity will be considered for purposes of this 25% limitation.


     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchases agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments, options or futures.


     Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.


     Diversification. The Fund intends to be "diversified," as defined in the Investment Company Act, with respect to 75% of its total assets, and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth above. Under the Investment Company Act's requirements for diversification, as to 75% of its total assets, the Fund cannot invest more than 5% of its net assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) nor can it own more than 10% of an issuer's voting securities.


     In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.


     In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

     For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the Prospectus and this Statement of Additional Information, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy. Bonds which are refunded with escrowed U.S. government securities are considered U.S. government securities for purposes of the Fund's policy not to concentrate.


     Subject to the limitations stated above, from time to time the Fund may increase the relative emphasis of its investments in a particular segment of the municipal securities market above 25% of its net assets. For example, these might include, among others, general obligation bonds, pollution control bonds, hospital bonds, or any other segment of the municipal securities market as listed in Appendix A to this Statement of Additional Information. To the extent it does so, the Fund's exposure to market risks from economic, business, political or other changes affecting one bond in a particular segment (such as proposed legislation affecting the financing of a project or decreased demand for a type of project) might also affect other bonds in the same.


     |X| Non-Fundamental Investment Restrictions. The Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the Board without shareholder approval. These restrictions provide that:

     The Fund may not acquire more than 3% of the voting securities issued by any one investment company. An exception is if the acquisition results from a dividend or a merger, consolidation or other reorganization. Also, the Fund cannot invest more than 5% of its assets in securities issued by any one investment company or invest more than 5% of the Fund's assets in securities of other investment companies.


     For purposes of the Fund's investment restriction as to concentration described above, its policy with respect to concentration of investments shall be interpreted as prohibiting the Fund from making an investment in any given industry if, upon making the proposed investment, 25% or more of the value of its total assets would be invested in such industry.


How the Fund Is Managed

     Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund is organized as a Massachusetts business trust.


     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:

has its own dividends and distributions, pays certain expenses which may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and votes as a class on matters that affect that class alone.


     |X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

     Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

     |X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.


     The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the other Trustees are also trustees or directors of the following Oppenheimer funds:1
1 Mr. Cannon is only a Trustee of the Fund as well as Limited Term New York Municipal Fund and Oppenheimer Convertible Securities Fund.


            Oppenheimer Quest Value Fund, Inc.,
            Oppenheimer Quest For Value Funds, a series fund having the following series:
                  Oppenheimer Quest
                  Small Cap Value Fund,
                  Oppenheimer Quest
                  Balanced Fund, and
                  Oppenheimer Quest
                  Opportunity Value Fund,
            Oppenheimer Quest Global
            Value Fund, Inc.,
            Oppenheimer Quest Capital Value Fund, Inc.,
            Rochester Portfolio Series
                  (a series fund having one series:
                  Limited-Term New
                  York Municipal Fund),
            Rochester Fund Municipals,
            Bond Fund Series (a series
                  fund having one
                  series: Oppenheimer
                  Convertible
                  Securities Fund), and
            Oppenheimer MidCap Fund


     Ms. Macaskill and Messrs. Spiro, Donohue, Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other Quest/Rochester-based Oppenheimer funds as with the Fund. As of April 1, 2000, the Trustees and officers of the Fund as a group owned of record or beneficially 3.1% of the Fund's Class A shares and less than 1% of Class B and Class C shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.


Bridget A. Macaskill*, Chairman of the Board of Trustees and President;

Age: 51
Two World Trade Center,
New York, New York  10048-0203
President (since June 1991), Chief Executive Officer (since September
1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).


John Cannon, Trustee;
Age:

70
620 Sentry Parkway West
Suite 220, Blue Bell, PA 19422
Independent Consultant; Chief Investment Officer, CDC Associates, a registered investment adviser; Director, Neuberger & Berman Income Managers Trust, Neuberger & Berman Income Funds and Neuberger Berman Trust, (1995 - present); formerly Chairman and Treasurer, CDC Associates, (1993 - February 1996); prior thereto, President, AMA Investment Advisers, Inc., a mutual fund investment adviser, (1976 - 1991); Senior Vice President AMA Investment Advisers, Inc., (1991 - 1993).


Paul Y. Clinton, Trustee;

Age: 69
39 Blossom Avenue,
Osterville, Massachusetts 02655
Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money-market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of OCC Cash Reserves, Inc. and Trustee of OCC Accumulation Trust, both of which are open-end investment companies. Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co.

Thomas W. Courtney,  Trustee;
Age 66
833 Wyndemere Way,  Naples,  Florida 34105
Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of Trivest Venture Fund (private venture capital fund); former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies; former President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; former Director of Financial Analysts Federation.

Robert G. Galli, Trustee;
Age: 66
19750 Beach Road, Jupiter,FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 - December 1997); Executive Vice President of the Manager (December 1977 - October
1995); Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation, an investment advisor subsidiary of the Manager.


Lacy B. Herrmann, Trustee;

Age: 70

380 Madison Avenue, Suite 2300, New York, New York 10017

Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring organization and manager, administrator and/or sub-Adviser to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies; Trustee Emeritus of Brown University.

George Loft, Trustee;
Age: 85
51 Herrick Road, Sharon, Connecticut 06069
Private Investor; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies.

Ronald H. Fielding, Vice President;
Age: 51
350 Linden Oaks, Rochester, NY 14625
Senior Vice President (since January 1996) of the Manager; Chairman of the Rochester Division of the Manager (since January 1996); an officer and portfolio manager of other Oppenheimer funds; prior to joining the Manager in January 1996, he was President and a director of Rochester Capital Advisors, Inc. (1993
- 1995), the Fund's prior investment advisor, and of Rochester Fund Services, Inc. (1986 - 1995), the Fund's prior distributor; President and a trustee of Limited Term New York Municipal Fund (1991 - 1995), Oppenheimer Convertible Securities Fund (1986 - 1995) and Rochester Fund Municipals (1986 - 1995); President and a director of Rochester Tax Managed Fund, Inc. (1982 - 1995) and of Fielding Management Company, Inc. (1982 - 1995), an investment advisor.

Andrew J. Donohue,  Secretary;
Age: 49
Two World Trade Center,  34th Floor, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995), an investment adviser subsidiary of the Manager; President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer;
Age: 40
6803 South Tucson Way, Englewood,  Colorado  80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary,
Age 51
Two World Trade Center, 34th Floor, New  York,  New York  10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc and OFIL (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop,  Assistant Treasurer,
Age 41
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Adele A. Campbell,  Assistant Treasurer;
Age 36
350 Linden Oaks, Rochester, New York 14625
Assistant Vice President of the Manager (1996-Present); Formerly Assistant Vice President of Rochester Fund Services, Inc. (1994 - 1996), Assistant Manager of Fund Accounting, Rochester Fund Services (1992 - 1994), Audit Manager for Price Waterhouse, LLP (1991 - 1992).

Scott T. Farrar,  Assistant Treasurer,
Age 34
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

     |X| Remuneration of Trustees. The officers of the Fund and one Trustee, Ms. Macaskill, are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended December 31, 1999. The table below also shows the total compensation from all of the Oppenheimer funds listed above (referred to as the "Oppenheimer Quest/Rochester Funds"), including the compensation from the Fund. That amount represents compensation received as a director or trustee or member of a committee of the Board during the calendar year 1999.

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Trustee's Name TotalgCompensationti nefits Accrued as Part of Fund Expenses From alldOppenheimeron Retirement Be Quest/Rochester Fund Funds)2 s (10

            --------------------------------------------------------------------
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John Cannon                 $                   $                  $ 3

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Paul Y. Clinton             $                   $               $140,1903

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Thomas W. Courtney          $                   $               $140,1903

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Robert G. Galli             $                   $               $176,2154

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Lacy B. Herrmann            $                   $               $139,2903

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George Loft                  $                  $               $140,1903

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1. Aggregate compensation from the Fund includes fees and any retirement plan benefits accrued for a Trustee.

2.    For the 1999 calendar year.
3. Total compensation for the 1999 calendar year includes compensation from two funds for which the sub-advisor acts as the investment advisor.
4. Total compensation for the 1999 calendar year also includes compensation received for serving as trustee or director of 24 other Oppenheimer funds.

      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the Oppenheimer Quest/Rochester/MidCap funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.


      |X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.


      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of April __, 2000, the only person who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C or Class Y shares was:

     Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East, Floor3, Jacksonville, Florida 32246, which owned 24,558,654.91 Class A shares (approximately 13%of the Class A shares then outstanding), 4,500,853.12 Class B shares (approximately 14% of the Class B shares then outstanding, and 2,501,214.383 Class C shares (approximately 22% of the Class C shares then outstanding), for the benefit of its customers. (UPDATE)


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.


      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.

            Accounting and Record-Keeping Services. The Manager provides accounting and record-keeping services to the Fund pursuant to an Accounting and Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares.

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Fiscal Year Ended                                Accounting and
12/31              Management Fee Paid to   ---- Administrative Services Fee
                   -------------------------     Paid to OppenheimerFunds,
                   OppenheimerFunds, Inc.        Inc.

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       1997                 $12,249,672                    $778,253
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         1998            $16,898,272                $1,082,541
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         1999                 $                          $

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Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:

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 Fiscal   Aggregate     Class A      Commissions    Commissions  Commissions
 Year     Front-End     Front-End    on Class A     on Class B   on Class C
 Ended    Sales         Sales        Shares         Shares       Shares
 12/31:   Charges       Charges      Advanced by    Advanced by  Advanced by
          on Class A    Retained by  Distributor1   Distributor1 Distributor1
          Shares        Distributor

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   1997    $15,588,173   $2,324,962     $577,976     $6,618,261    $478,210

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   1998    $19,163,247   $2,805,718    $1,933,360   $12,869,741   $1,286,192

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  1999          $            $             $             $             $

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1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


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Fiscal Year  Class A Contingent    Class B Contingent    Class C Contingent
Ended 12/31: Deferred Sales        Deferred Sales        Deferred Sales
             Charges Retained by   Charges Retained by   Charges Retained by
             Distributor           Distributor           Distributor
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     1999             $                     $                     $

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Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

    Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.


      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.


      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. The reports on the Class B plan shall also include the Distributor's distribution costs for that quarter and in the case of the Class B plan the amount of those costs for previous fiscal periods that are unreimbursed. Those reports are subject to the review and approval of the Independent Trustees.


      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.


      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees currently limits aggregate payments under the Class A plan to 0.15% of average daily net assets.


      |X| Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate currently not to exceed 0.15% of the average daily net assets of Class A shares held in accounts of the service provider or their customers.


      For the fiscal year ended December 31, 1999, payments under the Plan for Class A shares totaled $__________, all of which was paid by the Distributor to recipients. That amount included $_______ paid to an affiliate of the
Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.


      |X| Class B and Class C Service and Distribution Plans. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. The types of services that recipients provide are similar to the services provided under the Class A plan, described above.

      The Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor:


pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,

may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B and Class C shares, and bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The Class B plan allows for the carry-forward of unreimbursed distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


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     Distribution Fees Paid to the Distributor for the Year Ended 12/31/99

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                                                                   Distributor's
                                            Distributor's       Unreimbursed
              Total          Amount         Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
Class:        Under Plan     Distributor    Expenses Under Plan of Class

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Class B Plan        $              $                 $               ____%

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Class C Plan        $              $                 $               ____%

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Includes $_____ paid to and affiliate of the Distributor's parent company.

      All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If a plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor to compensate it for its expenses incurred for distributing shares before the plan was terminated. All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

o An investment in the Fund is not insured by the FDIC or any other government agency.
o The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o When an investor's shares are redeemed, they may be worth more or less than their original cost.
o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.


            Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.


      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                    (a-b)    6
            Standardized Yield = 2 ((--- + 1)  - 1)
                                    ( cd)
    The symbols above represent the following factors:
    a =  dividends and interest earned during the 30-day period.
    b =  expenses accrued for the period (net of any expense assumptions).
    c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
    d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

            Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

     Dividend Yield = dividends paid x 12/maximum offering price (payment date)


      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

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           The Fund's Yields for the 30-Day Periods Ended 12/31/99

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Class of
Shares            Standardized Yield                 Dividend Yield

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                Without         After         Without            After
                 Sales          Sales          Sales             Sales
                Charge         Charge          Charge            Charge

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Class A            %              %              %                 %

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Class B            %             N/A             %                N/A

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Class C            %             N/A             %                N/A

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Class Y           N/A            N/A            N/A               N/A

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            Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal taxable income (the net amount subject to federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

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            The Fund's Yields for the 30-Day Periods Ended 12/31/99

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                                                       Tax-Equivalent Yield
                                                       (46.43% combined
Class of                                               Federal/NY Tax
Shares       Standardized Yield   Dividend Yield       Bracket)

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             Without    After     Without    After     Without     After
             Sales      Sales     Sales      Sales     Sales       Sales
             Charge     Charge    Charge     Charge    Charge      Charge
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  Class A             %         %          %         %           %          %

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  Class B             %         %          %         %           %          %

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  Class C             %         %          %         %           %          %

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Class Y1            N/A       N/A        N/A       N/A         N/A        N/A

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1. Inception of Class Y:      4/28/00

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. There is no sales charge on Class Y shares.

            Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:


                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

--------------------------------------------------------------------------------
            Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:
--------------------------------------------------------------------------------


            ERV - P
            ------- = Total Return
               P


o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 9/30/99

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          Cumulative Total
          Returns (10
Class of  years or Life of
Shares    Class)                        Average Annual Total Returns

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                                 1-Year           5-Year           10-Year
                                  (or               (or              (or
                             life-of-class)   life-of-class)   life-of-class)

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-------------------------------------------------------------------------------
        After    Without  After    Without  After    Without  After   Without
         Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
        Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class A1        %        %        %       %        %        %        %      %

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 Class B         %        %        %        %       %2       %2     N/A      N/A

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 Class C         %        %        %        %       %3       %3     N/A      N/A

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Class Y4       N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A

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1. Inception of Class A:      5/15/86
2. Inception of Class B:      3/17/97
3. Inception of Class C:      3/17/97
4. Inception of Class Y:      4/28/00

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

            Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar  rates  and  ranks  mutual  funds  in broad  investment  categories:
domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the intermediate government fund category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.


      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.


      |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.


      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
         Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and current  purchases  of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and

         Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

     The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:


Oppenheimer Bond Fund                   Oppenheimer   Main   Street   California
                                        Municipal Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer  Main Street Growth & Income
                                      Fund
Oppenheimer  Capital  Preservation  Fund  Oppenheimer Main Street Small Cap Fund
Oppenheimer  California  Municipal  Fund  Oppenheimer  MidCap  Fund  Oppenheimer
Champion  Income  Fund   Oppenheimer   Multiple   Strategies  Fund   Oppenheimer
Convertible   Securities  Fund  Oppenheimer   Municipal  Bond  Fund  Oppenheimer
Developing   Markets  Fund  Oppenheimer  New  York  Municipal  Fund  Oppenheimer
Disciplined Allocation Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Disciplined Value Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Discovery Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Enterprise Fund Oppenheimer Quest Capital Value Fund,
                                      Inc.
Oppenheimer Capital Income Fund         Oppenheimer  Quest  Global  Value  Fund,
                                      Inc.
Oppenheimer Europe Fund                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Florida Municipal Fund      Oppenheimer Quest Small Cap Value Fund
Oppenheimer Global Fund                 Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Growth & Income Fund Oppenheimer Real Asset Fund
Oppenheimer  Gold  &  Special  Minerals O
Fund                                     ppenheimer Strategic Income Fund
Oppenheimer Growth Fund                 Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund             Oppenheimer Trinity Core Fund
Oppenheimer Insured Municipal Fund      Oppenheimer Trinity Growth Fund
Oppenheimer Intermediate Municipal Fund Oppenheimer Trinity Value Fund
Oppenheimer International Bond Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund   Oppenheimer World Bond Fund
Oppenheimer     International     Small L
Company Fund                             imited-Term New York Municipal Fund
Oppenheimer Large Cap Growth Fund       Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund

And the following money market funds:

Centennial America Fund, L. P.           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust
Centennial Government Trust              Oppenheimer Cash Reserves
Centennial Money Market Trust            Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.


      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.


      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.


      |X|   Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
     (a) Class A shares sold with a front-end sales charge or subject to a Class
     A

     contingent deferred sales charge,
     (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
     (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.


     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,   you  should  obtain  a
prospectus of the selected fund(s) from your financial advisor (or the Distributor ) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.


Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.


      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.


      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.


      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).


Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.


Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
     (1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
     (2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
     (1) at the last sale price available to the pricing service approved by the Board of Trustees, or
     (2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
     (3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

         The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
     (1) debt instruments that have a maturity of more than 397 days (1) when issued,
     (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
     (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.
  o If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


How to Sell Shares


Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

(1) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(2)

(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.


Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.


Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.


      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.


      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.


Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.


      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.


      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.


      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.


      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
     Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

     Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund(sm) may not be exchanged for shares of any other fund.

o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.

         Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.


      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.


      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those change whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.


      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.


      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.


Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

(1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures; and

(4)   any excess of net short-term capital gain over net long-term capital loss.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.


      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Fund. Additionally, certain distributions paid to corporate shareholders of the Fund may be includable in income subject to the New York alternative minimum tax.


      Under the Internal Revenue Code, by December 31 each year the Fund must distribute at least 98% of the sum of its taxable investment income earned from January 1 through December 31 of that year and its net capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.


Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or other distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Accountants. PricewaterhouseCoopers LLP are the independent accountants of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as accountants for certain other funds advised by the Manager and its affiliates.

                                       A-7
                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS


Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limitation attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

            Short-Term Ratings - U.S. Tax-Exempt Municipals
--------------------------------------------------------------------------------

There are four ratings below for short-term obligations that are investment grade. Short-term speculative obligations are designated SG. For variable rate demand obligations, a two-component rating is assigned. The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments, and the other (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes high quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: Denotes adequate quality. Protection commonly regarded as required
of  an   investment   security  is  present  and  although  not   distinctly  or
predominantly speculative, there is specific risk.

SG: Denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Rating Services
--------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

            Short-Term Issue Credit Ratings
--------------------------------------------------------------------------------

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


Fitch IBCA, Inc.
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3:   Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings
--------------------------------------------------------------------------------

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:

D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                       B-1
                                   Appendix B


                     Municipal Bond Industry Classifications

Adult Living Facilities
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods Marine/Aviation Facilities Multi-Family Housing Municipal Leases Non Profit Organization Parking Fee Revenue Pollution Control Resource Recovery Revenue Anticipation Notes Sales Tax Revenue Sewer Utilities Single Family Housing Special Assessment Special Tax Sports Facility Revenue Student Loans Tax Anticipation Notes Tax & Revenue Anticipation Notes Telephone Utilities Water Utilities

                                      C-18
                                   Appendix C

           OppenheimerFunds Special Sales Charge Arrangements and Waivers


In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.


Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,

(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth

         IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.

2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."3 This waiver provision applies to:
3 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

|_| Purchases of Class A shares aggregating $1 million or more.

|_| Purchases by a Retirement Plan (other than an IRA or 403(b)(7) custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases  by  an  OppenheimerFunds-sponsored   Rollover  IRA,  if  the
      purchases are made:
(1)   through a broker, dealer, bank or registered investment adviser that has  made  special  arrangements  with  the  Distributor  for  those purchases, or
(2)   by a direct rollover of a distribution  from a qualified  Retirement
      Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_|  Purchases   by  a   Retirement   Plan   whose   record   keeper  had  a
     cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

             II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
|_| The Manager or its affiliates.

|_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

|_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.

|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|-|

Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):

|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
acquisitions and exchange offers, to which the Fund is a party.

|_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_| Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.

|_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     (1) Following the death or disability  (as defined in the Internal  Revenue
     Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.

     (2) To return excess contributions.

     (3)

         To return contributions made due to a mistake of fact.
     (4) Hardship withdrawals, as defined in the plan.4
     4 This provision does not apply to IRAs.
     (5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
     (6) To meet the minimum distribution requirements of the Internal Revenue Code.
     (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
     (8) For loans to participants or beneficiaries.
     (9) Separation from service.5
     5 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

     (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
     (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


       III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

|_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.

|-|

Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:

(1)  Following the death or disability  (as defined in the Internal  Revenue
     Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)  To return excess contributions made to a participant's account.
(3)  To return contributions made due to a mistake of fact.
(4)  To make hardship withdrawals, as defined in the plan.6
     6 This provision does not apply to IRAs.
(5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)  To meet the minimum distribution requirements of the Internal Revenue Code.
(7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)  For loans to participants or beneficiaries.7
     7 This provision does not apply to loans from 403(b)(7) custodial plans.
(9)  On account of the participant's separation from service.8
     8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions  from  Retirement  Plans  having  500 or more  eligible
     employees,   but  excluding   distributions  made  because  of  the  Plan's
     elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.

(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

|_|Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.


B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: |_| Shares sold to the Manager or its affiliates.
|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

|_| Shares issued in plans of reorganization to which the Fund is a party. |_| Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.)
     of  the  Fund,  the  Manager  and  its  affiliates  and  retirement   plans
     established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.  Oppenheimer  Quest  Small Cap Value
                                      Fund

  Oppenheimer  Quest  Balanced  Value Oppenheimer Quest Global Value Fund
  Fund
 Oppenheimer  Quest  Opportunity  Value
 Fund

These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

 Quest for Value U.S. Government Income  Quest for Value New York Tax-Exempt
 Fund                                    Fund
 Quest for Value Investment Quality      Quest for Value National Tax-Exempt
 Income Fund                             Fund
 Quest for Value Global Income Fund      Quest for Value California
                                         Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or
|_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.


Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.


--------------------------------------------------------------------------------
                     Initial Sales       Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.


      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

     |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.


      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.


B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.


      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.


      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

|_|   redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);

|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
|-|
liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.



V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
o     Oppenheimer U. S. Government Trust,
o     Oppenheimer Bond Fund,
o     Oppenheimer Disciplined Value Fund and
o     Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account         Connecticut   Mutual   Total   Return
                                            Account
Connecticut Mutual Government  Securities CMIA  LifeSpan  Capital  Appreciation
Account                                     Account
Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.


      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).


Those shareholders who are eligible for the prior Class A CDSC are:

(1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.


      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

(1) anypurchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)   for   retirement   distributions   (or   loans)  to   participants   or
      beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)
      in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


           VI. Special Reduced Sales Charge for Former Shareholders of

                           Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.



            VII. Sales Charge Waivers on Purchases of Class M Shares of

                     Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|      present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_| dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Rochester Fund Municipals

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217-5270
     1-800-525-7048

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Accountants

      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202


Legal Counsel

      Mayer, Brown & Platt
      1675 Broadway
      New York, New York  10019
67890





PX0365.0400

                            ROCHESTER FUND MUNICIPALS

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION



Item 23.    Exhibits



(a) (i) Amended and Restated Declaration of Trust as filed with the Commonwealth of Massachusetts on February 8, 1995, as amended on November 7, 1995 - Previously filed with Registrant's Post Effective Amendment No. 16 filed January 11, 1996, and incorporated herein by reference.

            (i) Amendment to (ii) the Amended and Restated Declaration of Trust dated 6/17/97: Previously filed with Registrant's Post Effective Amendment No. 22 filed April 30, 1999, and incorporated herein by reference.

            Amendment to the Amended and Restated Declaration of Trust dated 6/10/98: Previously filed with Registrant's Post Effective Amendment No. 22 filed April 30, 1999, and incorporated herein by reference.

(b) Bylaws - Previously filed with Registrant's Post Effective Amendment No. 13 filed May 1, 1993, and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Registrant's Post Effective Amendment No. 22 filed April 30, 1999, and incorporated herein by reference.

            (ii) Specimen Class B Share Certificate: Previously filed with Registrant's Post Effective Amendment No. 22 filed April 30, 1999, and incorporated herein by reference.

            (iii) Specimen Class C Share Certificate: Previously filed with Registrant's Post Effective Amendment No. 22 filed April 30, 1999, and incorporated herein by reference.

            (iv) Specimen Class Y Share Certificate: Filed herewith.

(d)         Investment  Advisory  Agreement  dated  January 4, 1996 with
            Oppenheimer   Management   Corporation:   Previously  filed  with
            Registrant's Post Effective Amendment No. 16 filed January 11, 1996, and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated January 4, 1996 with Oppenheimer Funds Distributor, Inc.: Filed with Registrant's Post Effective Amendment No. 16 filed January 11, 1996, and incorporated herein by reference.

            (ii) Form of Oppenheimer Funds Distributor Inc. Dealer Agreement:
            Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850) filed September 30,1994, and incorporated herein by reference.

            (iii) Form of Oppenheimer Funds Distributor Inc. Broker Agreement
            - Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), filed September 30,1994, and incorporated herein by reference.

            (iv) Form of Oppenheimer Funds Distributor Inc. Agency Agreement:
            Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), filed September 30, 1994, and incorporated herein by reference.

(f) (i)Amended and Restated Retirement Plan for Independent Trustees of Registrant adopted on January 26, 1995, as amended and restated October 16, 1995: Filed with Registrant's Post Effective Amendment No. 16 filed January 11, 1996, and incorporated herein by reference.

            (ii)Form  of  Deferred   Compensation   Plan  for   Disinterested
            Trustees: Filed with Post-Effective Amendment No. 43 to the Registration Statement of Oppenheimer Quest For Value Funds (Reg. No. 33-15489), 12/21/98, and incorporated by reference.

(g) (i)Custodian Agreement dated as of July 5, 1996 between the Registrant and Citibank, N.A.: Previously filed with Registrant's Post Effective Amendment No. 18 filed January 15, 1997, and incorporated herein by reference.


(h)        Not applicable.


          (i)Consent of Counsel, and incorporated herein by reference to the Registrant's Rule 24f-2 Notice filed on February 27,1997.

(j)       Independent   Accountants'   Consent:   To  be  filed  with
          post-effective amendment.


(k)       Not applicable.

(l) (i) Form of Investment Letter regarding Class B shares from OppenheimerFunds, Inc. - filed with Registrant's Post-Effective

Amendment No. 19 filed March 16, 1997, and incorporated herein by reference.


          (ii) Form of Investment Letter regarding Class C shares from OppenheimerFunds, Inc. - filed with Registrant's Post-Effective Amendment No. 19 filed March 16, 1997, and incorporated herein by reference.

(m)       (i)  Amended  and  Restated   Service  Plan  and  Agreement  with
          Oppenheimer Funds

          Distributor,  Inc.  dated  January  4,  1996  for  Class  A  Shares  -
          Previously

          filed with Registrant's Post Effective Amendment No. 16 filed January 11, 1996, and incorporated herein by reference.

          (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B Shares dated 2/3/98 under Rule 12b-1 of the Investment Company Act of 1940: Previously filed with Registration's Post-Effective Amendment No. 20, 3/31/98, and incorporated herein by reference.

          (iii) Amended and Restated Distribution and Service Plan and Agreement for Class C Shares dated 2/3/98 under Rule 12b-1 of the Investment Company Act of 1940: Previously filed with Registration's Post-Effective Amendment No. 20, 3/31/98, and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/24/99: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), 8/27/99, and incorporated herein by reference.

--Powers of Attorney for all Trustees/Directors and Officers (with the exception of Brian W. Wixted): Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Convertible Securities Fund (Reg. No. 33-3076), 1/11/96, for Brian W. Wixted, previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Convertible
Securities Fund (Reg. No. 33-3076), 4/28/99, and incorporated herein by reference.


Item 24.    Persons Controlled by or under Common Control with Registrant


None.


Item 25.    Indemnification


      Registrant's Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), which is referenced herein, (see Item 23(a)), contains certain provisions relating to the indemnification of Registrant's officers and trustees. Section 6.4 of Registrant's Declaration of Trust provides that Registrant shall indemnify (from the assets of the Fund or Funds in question) each of its trustees and officers (including persons who served at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to, amounts paid for satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interest of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct".

      Section 6.4 provides that a determination that the Covered Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      In addition, Section 6.4 provides that expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-trust in question if it is ultimately determined that indemnification of such expenses is not authorized under Article 6 and (i) the Covered Person shall have provided security for such undertaking, (ii) Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested trustees who are not a party to the proceeding, by an independent legal counsel in a written opinion, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      Section 6.1 of Registrant's Agreement and Declaration of Trust provides, among other things, that nothing in the Agreement and Declaration of Trust shall protect any trustee or officer against any liability to Registrant or the shareholders to which such trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee or such officer.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position with      Other Business Connections

OppenheimerFunds, Inc ("OFI")       During the Past Two Years


Charles E. Albers,
Senior Vice President           An officer and/or  portfolio  manager of certain
                                Oppenheimer   funds  (since   April   1998);   a
                                Chartered  Financial Analyst;  formerly,  a Vice
                                President  and  portfolio  manager for  Guardian
                                Investor  Services,  the  investment  management
                                subsidiary  of  The  Guardian   Life   Insurance
                                Company (since 1972).

Edward Amberger,
Assistant Vice President        Formerly  Assistant Vice  President,  Securities
                                Analyst  for Morgan  Stanley  Dean  Witter  (May
                                1997 - April 1998);  and Research  Analyst (July
                                1996 - May 1997),  Portfolio  Manager  (February
                                1992 - July 1996) and  Department  Manager (June
                                1988 to February 1992) for The Bank of New York.




Peter M. Antos,

Senior Vice President           An officer and/or  portfolio  manager of certain
                                Oppenheimer   funds;   a   Chartered   Financial
                                Analyst;  Senior Vice  President of  HarbourView
                                Asset  Management  Corporation;  prior  to March
                                1996 he was the senior equity portfolio  manager
                                for  the  Panorama   Series  Fund,   Inc.   (the
                               "Company")  and other  mutual  funds and pension
                                    funds managed by G.R.  Phelps & Co. Inc.  ("G.R.
                                    Phelps"),   the  Company's   former   investment
                                    adviser,  which was a subsidiary of  Connecticut
                                    Mutual  Life  Insurance  Company;  he  was  also
                                    responsible   for   managing  the  common  stock
                                    department  and  common  stock   investments  of
                                    Connecticut Mutual Life Insurance Co.


Victor Babin,
Senior Vice President               None.

Bruce Bartlett,
Senior                              Vice President An officer  and/or  portfolio
                                    manager   of  certain   Oppenheimer   funds.
                                    Formerly,   a  Vice   President  and  Senior
                                    Portfolio   Manager   at  First  of  America
                                    Investment Corp.

George Batejan,
Executive Vice President,
Chief                               Information  Officer  Formerly  Senior  Vice
                                    President,   Group  Executive,   and  Senior
                                    Systems  Officer for American  International
                                    Group (October 1994 - May 1998).


Richard Bayha,
Senior Vice President               None.


John R. Blomfield,

Vice                                President  Formerly  Senior Product  Manager
                                    (November    1995   -   August    1997)   of
                                    International  Home Foods and American  Home
                                    Products (March 1994 - October 1996).

Connie Bechtolt,
Assistant Vice President            None.





Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice                                President Formerly,  Vice President (January
                                    1992 - February, 1996) of Asian Equities for
                                    Barclays de Zoete Wedd, Inc.

Robert J. Bishop,

Vice President                      Vice President of Mutual Fund Accounting  (since
                                    May  1996);  an  officer  of  other  Oppenheimer
                                    funds;  formerly, an Assistant Vice President of
                                    OppenheimerFunds,  Inc./Mutual  Fund  Accounting
                                    (April 1994 - May 1996),  and a Fund  Controller
                                    for OppenheimerFunds, Inc.

Mark Binning                        None.


Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Kevin Brosmith,
Vice President                      None.


Jeffrey Burns     Stradley, Ronen Stevens and Young, LLP (February 1998-September
                                    1999) Morgan Lewis and Bockius, LLP (April
                                    1995- February 1998)


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,  Assistant Vice President of Rochester
                                    Fund Services, Inc.

Christopher Capot,
Assistant                           Vice  President  Assistant Vice President of
                                    Public   Relations   at  Webster   Financial
                                    Corporation (December 1995 - December 1998).


Michael Carbuto,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.


John Cardillo,
Assistant Vice President            None.

Mark Curry,
Assistant Vice President            None.

H.C. Digby Clements,
Vice President:
Rochester Division                  None.


O. Leonard Darling,
Executive Vice President
and                                 Chief  Investment  Officer Chief  Investment
                                    Officer   (since  6/99);   Chief   Executive
                                    Officer  and Senior  Manager of  HarbourView
                                    Asset Management Corporation;  Trustee (1993
                                    -  present)  of  Awhtolia  College - Greece;
                                    formerly Chief Executive Officer  (1993-June
                                    1999).


William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Vice President                      None.

Craig P. Dinsell

Executive Vice President            Formerly,   Senior  Vice   President   of  Human
                                    Resources   for   Fidelity    Investments-Retail
                                    Division   (January   1995  -   January   1996),
                                    Fidelity  Investments  FMR Co.  (January  1996 -
                                    June 1997) and Fidelity  Investments  FTPG (June
                                    1997 - January 1998).


John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.





Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive   Vice  President   (since   September
                                    1993),  and a director  (since  January 1992) of
                                    the   Distributor;   Executive  Vice  President,
                                    General  Counsel and a director  of  HarbourView
                                    Asset   Management    Corporation    Shareholder
                                    Services,  Inc., Shareholder Financial Services,
                                    Inc. and Oppenheimer  Partnership Holdings, Inc.
                                    since   (September   1995);   President   and  a
                                    director   of   Centennial    Asset   Management
                                    Corporation  (since September  1995);  President
                                    and  a  director  of   Oppenheimer   Real  Asset
                                    Management,   Inc  (since  July  1996);  General
                                    Counsel  (since May 1996) and  Secretary  (since
                                    April 1997) of  Oppenheimer  Acquisition  Corp.;
                                    Vice President and Director of  OppenheimerFunds
                                    International,  Ltd. and Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer funds.


Bruce Dunbar,                       None.
Vice President

Daniel Engstrom,
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Scott Farrar,

Vice President                      Assistant  Treasurer of  Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer  funds;  formerly an Assistant
                                    Vice President of OppenheimerFunds,  Inc./Mutual
                                    Fund Accounting  (April 1994 - May 1996),  and a
                                    Fund Controller for OppenheimerFunds, Inc.

Leslie A. Falconio,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Katherine P. Feld,

Vice                                President and Secretary  Vice  President and
                                    Secretary of the  Distributor;  Secretary of
                                    HarbourView  Asset  Management  Corporation,
                                    and Centennial Asset Management Corporation;
                                    Secretary,  Vice  President  and Director of
                                    Centennial   Capital    Corporation;    Vice
                                    President and Secretary of Oppenheimer  Real
                                    Asset Management, Inc.


Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An officer,  Director and/or  portfolio  manager
                                    of  certain  Oppenheimer  funds;   Presently  he
                                    holds the following  other  positions:  Director
                                    (since  1995) of ICI Mutual  Insurance  Company;
                                    Governor  (since  1994) of St.  John's  College;
                                    Director    (since    1994   -    present)    of
                                    International  Museum of  Photography  at George
                                    Eastman House.  Formerly,  he held the following
                                    positions:  formerly,  Chairman of the Board and
                                    Director of Rochester  Fund  Distributors,  Inc.
                                    ("RFD");  President  and  Director  of  Fielding
                                    Management Company, Inc. ("FMC");  President and
                                    Director of  Rochester  Capital  Advisors,  Inc.
                                    ("RCAI");  Managing Partner of Rochester Capital
                                    Advisors,   L.P.,   President  and  Director  of
                                    Rochester   Fund   Services,    Inc.    ("RFS");
                                    President  and Director of Rochester Tax Managed
                                    Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                                    Corp.; Director (1993 - 1996) of VoiceMode.

David Foxhoven,

Assistant Vice President            Formerly Manager,  Banking Operations Department
                                    (July 1996 - November 1998).


Jennifer Foxson,
Vice President                      None.


Dan Gangemi,
Vice President                      None.
Erin Gardiner,
Assistant Vice President            None.

Daniel Garrity,

Vice President                      None.


Charles Gilbert,
Assistant Vice President            None.


Alan Gilston,

Vice President                      Formerly,  Vice  President  (1987  -  1997)  for
                                    Schroder Capital Management International.


Jill Glazerman,
Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and         Chief  Financial  Officer and  Treasurer  (since
                                    March
Director                            1998)  of  Oppenheimer   Acquisition   Corp.;  a
                                    Member and Fellow of the  Institute of Chartered
                                    Accountants;  formerly, an accountant for Arthur
                                    Young (London, U.K.).


Robert Grill,

Senior                              Vice  President  Formerly,   Marketing  Vice
                                    President  for Bankers Trust Company (1993 -
                                    1996);     Steering     Committee    Member,
                                    Subcommittee  Chairman for American  Savings
                                    Education Council (1995 - 1996).


Robert Haley

Assistant                           Vice President  Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January 1991 - November 1997).


Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,

Chairman of OppenheimerFunds        Formerly Executive Vice President and
Services, a Division of OFI         Chief  Executive  Officer  of   OppenheimerFunds
                                    Services, a division of the Manager
 .

Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,

Vice President and                  None.
Senior Counsel

Merrell Hora,
Assistant Vice President            Research Fellow for the University of Minnesota
                                    (July 1997- July 1998).


Scott T. Huebl,
Vice President                      None.


James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).


Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      None.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Andrew Jordan,
Assistant Vice President            None.

Deborah Kaback,
Vice President                      Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).







Lewis Kamman,
Vice President                      Senior  Consultant  for  Bell  Atlantic  Network
                                    Integration,  Inc. (June 1997-December 1998) and
                                    Vice  President  for  JP  Morgan,  Inc.  (August
                                    1994-June 1997).


Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.


Walter Konops,
Assistant Vice President            None.


Avram Kornberg,
Vice President                      None.


Jimmy Kourkoulakos,
Assistant Vice President.           None.


John Kowalik,
Senior                              Vice President An officer  and/or  portfolio
                                    manager   for   certain    OppenheimerFunds;
                                    formerly,   Managing   Director  and  Senior
                                    Portfolio   Manager  at  Prudential   Global
                                    Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,

Vice President                      An officer and/or portfolio  manager for certain
                                    Oppenheimer   funds;   a   Chartered   Financial
                                    Analyst;  a Vice President of HarbourView  Asset
                                    Management  Corporation;  prior to  March  1996,
                                    the senior bond  portfolio  manager for Panorama
                                    Series  Fund  Inc.,   other   mutual  funds  and
                                    pension accounts managed





                                    by  G.R.   Phelps;   also   responsible  for
                                    managing the public fixed-income  securities
                                    department   at   Connecticut   Mutual  Life
                                    Insurance Co.

Mitchell J. Lindauer,
Vice President                      None.

David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                        Chief Executive  Officer (since September 1995);
                                    President  and  director  (since  June  1991) of
                                    HarbourView Asset Management Corporation;  and a
                                    director of Shareholder  Services,  Inc.  (since
                                    August   1994),   and   Shareholder    Financial
                                    Services,   Inc.  (September  1995);   President
                                    (since  September  1995) and a  director  (since
                                    October 1990) of Oppenheimer  Acquisition Corp.;
                                    President  (since September 1995) and a director
                                    (since    November    1989)    of    Oppenheimer
                                    Partnership  Holdings,  Inc., a holding  company
                                    subsidiary   of   OppenheimerFunds,    Inc.;   a
                                    director of Oppenheimer  Real Asset  Management,
                                    Inc.   (since  July  1996);   President   and  a
                                    director     (since     October     1997)     of
                                    OppenheimerFunds    International    Ltd.,    an
                                    offshore    fund    manager     subsidiary    of
                                    OppenheimerFunds,     Inc.    and    Oppenheimer
                                    Millennium   Funds  plc  (since  October  1997);
                                    President  and a director  of other  Oppenheimer
                                    funds;  a director of Hillsdown  Holdings plc (a
                                    U.K. food company);  formerly, an Executive Vice
                                    President of OFI.


Philip T. Masterson,

Vice                                President  Formerly an  Associate  at Davis,
                                    Graham, & Stubbs (January 1998 - July 1998);
                                    Associate; Myer, Swanson, Adams & Wolf, P.C.
                                    (May 1996 - December 1997).


Loretta McCarthy,
Executive Vice President            None.

Beth Michnowski,

Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager  (May 1996 - June 1997) and Director
                                    of  Product  Marketing  (August  1992  - May
                                    1996) with Fidelity Investments.


Lisa Migan,
Assistant Vice President            None.


Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Denis R. Molleur,
Vice President and
Senior Counsel                      None.


Nikolaos Monoyios,
Vice President                      A Vice  President  and/or  portfolio  manager of
                                    certain  Oppenheimer funds (since April 1998); a
                                    Certified  Financial Analyst;  formerly,  a Vice
                                    President  and  portfolio  manager for  Guardian
                                    Investor Services,  the management subsidiary of
                                    The  Guardian  Life  Insurance   Company  (since
                                    1979).

Linda Moore,
Vice President                      Formerly,    Marketing    Manager   (July   1995
                                    -November  1996) for Chase  Investment  Services
                                    Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.
Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Frank Pavlak,
Vice President                      Branch Chief of Investment Company  Examinations
                                    at  U.S.   Securities  and  Exchange  Commission
                                    (January 1981 - December 1998).


James Phillips
Assistant Vice President            None.


David Pellegrino                    Vice President.


Stephen Puckett,
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,

Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President (April 1995 - January 1998) of Van
                                    Kampen American Capital.


Julie Radtke,

Vice President Formerly Assistant Vice President and Business Analyst for Pershing, Jersey
                                    City (August 1997  -November  1997);  Senior
                                    Business Consultant,  American International
                                    Group (January 1996 - July 1997).






Russell Read,
Senior Vice President               Vice   President  of   Oppenheimer   Real  Asset
                                    Management, Inc. (since March 1995).

Thomas Reedy,
Vice                                President   An  officer   and/or   portfolio
                                    manager   of  certain   Oppenheimer   funds;
                                    formerly,   a  Securities  Analyst  for  the
                                    Manager.

John Reinhardt,
Vice President: Rochester Division  None


Jeffrey Rosen,

Vice President                      None.

Michael S. Rosen,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Marci Rossell,
Vice President and                  Corporate Economist     Economist  with  Federal
                                    Reserve  Bank  of  Dallas  (April  1996 -  March
                                    1999).


Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.


Andrew Ruotolo,
Executive Vice President of
Oppenheimer Funds Services, a
division of OFI                     Formerly Chief Operations Officer for American
                                    International Group (1997-August 1999).

Rohit Sah,
Assistant Vice President            None.


Valerie Sanders,

Vice President                      None.
Jeff Schneider,
Vice President                      Director, Personal Decisions International.


Ellen Schoenfeld,
Assistant Vice President            None.


David Schultz,
Senior Vice President
and                                 Chief  Executive   Officer  Senior  Managing
                                    Director,  President  (since April 1999) and
                                    Chief Executive Officer of HarbourView Asset
                                    Management Corporation (since June 1999).

Stephanie Seminara,
Vice President                      None.


Martha Shapiro,
Assistant Vice President            None.


Christian D. Smith
Senior                              Vice  President   Formerly  Co-head  of  the
                                    Municipal    Portfolio    Management   Team,
                                    Portfolio   Manager  for  Prudential  Global
                                    Asset  Management  (January 1990 - September
                                    1999).

Connie Song,

Assistant Vice President            None.

Richard Soper,
Vice President                      None.


Keith Spencer                       Equity trader.
Vice President


Cathleen Stahl,
Vice President                      Assistant  Vice  President  & Manager of Women &
                                Investing Program
Richard A. Stein,
Vice President: Rochester Division  Assistant   Vice   President   (since  1995)  of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.






Jayne Stevlingson,
Vice President                      None.

Marlo Stil,
Vice President                      Investment       Specialist      and      Career
Agent/Registered
                                    Representative  for MML  Investor  services,
Inc.


John Stoma,
Senior Vice President               None.
Michael C. Strathearn,

Vice                                President   An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered    Financial   Analyst;   a   Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Kevin Surrett,
Assistant Vice President            Assistant Vice President of Product Development
                                    At Evergreen Investor Services,  Inc. (June 1995
-
                                    May 1999).


Wayne Strauss,
Assistant Vice President: Rochester

Division                            Formerly Senior Editor,  West Publishing Company
                                    (January 1997 - March 1997).


James C. Swain,

Vice                                Chairman  of the  Board  Chairman,  CEO  and
                                    Trustee, Director or Managing Partner of the
                                    Denver-based  Oppenheimer  Funds;  formerly,
                                    President and Director of  Centennial  Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.


Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.


Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.


Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.


Phillip Vottiero,
Vice President                      Chief Financial officer for the Sovlink Group
                                    (April 1996 - June 1999).

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based  tax-exempt  fixed
                                    income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Kenneth B. White,

Vice                                President   An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered Financial Analyst;  Vice President
                                    of HarbourView Asset Management Corporation.

William L. Wilby,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Donna Winn,                         Senior Vice President/Distribution Marketing.
Senior Vice President







Brian W. Wixted,                    Formerly Principal and Chief Operating Officer,
 Senior Vice President and TreasurerBankers  Trust  Company - Mutual  Fund  Services
                                    Division  (March  1995 - March  1999);  Vice
                                    President and Chief Financial  Officer of CS
                                    First  Boston  Investment  Management  Corp.
                                    (September  1991 -  March  1995);  and  Vice
                                    President and  Accounting  Manager,  Merrill
                                    Lynch  Asset  Management  (November  1987  -
                                    September 1991).


Carol Wolf,

Vice President                      An officer and/or  portfolio  manager of certain
                                    Oppenheimer  funds; Vice President of Centennial
                                    Asset  Management  Corporation;  Vice President,
                                    Finance  and   Accounting;   Point  of  Contact:
                                    Finance  Supporters  of Children;  Member of the
                                    Oncology   Advisory   Board  of  the   Childrens
                                    Hospital.


Caleb Wong,

Vice President                      An officer and/or  portfolio  manager of certain
                                    Oppenheimer funds (since 6/99) .


Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                     Assistant  Secretary  of  Shareholder  Services,
                                    Inc.  (since  May 1985),  Shareholder  Financial
                                    Services,    Inc.    (since    November   1989),
                                    OppenheimerFunds   International   Ltd.   (since
                                    1998),  Oppenheimer  Millennium Funds plc (since
                                    October 1997);  an officer of other  Oppenheimer
                                    funds.


Jill Zachman,
Assistant Vice President:
Rochester Division                  None.


Mark Zavanelli,
Assistant Vice President            None.


Arthur J. Zimmer,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Capital  Preservation  Fund
Oppenheimer  Developing  Markets  Fund
Oppenheimer  Discovery Fund
Oppenheimer  Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund Oppenheimer International Growth Fund
Oppenheimer  International  Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer  Multi-Sector Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer  Trinity Value Fund
Oppenheimer U.S.  Government Trust  Oppenheimer
World Bond Fund


Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds


Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer  Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer  Senior  Floating  Rate  Fund
Oppenheimer   Strategic  Income  Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


Item 27.  Principal Underwriter


(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.
(b)   The directors and officers of the Registrant's principal underwriter are:

Name & Principal           Positions & Offices        Positions & Offices
Business Address           with Underwriter           with Registrant

Jason Bach                   Vice President              None
31 Racquel Drive

Marietta, GA 30064


Peter Beebe                  Vice President              None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank
Spring, TX  77379


Peter W. Brennan             Vice President              None
8826 Amberton Lane
Charlotte, NC 28226


Susan Burton(2)              Vice President              None

Erin Cawley(2)               Assistant Vice President    None

Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921


William Coughlin             Vice President              None
1730 N. Clark Street
#3203
Chicago, IL 60614


Mary Crooks(1)

Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South

Minneapolis, MN 55419


Joseph DiMauro               Vice President              None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
Rhonda Dixon-Gunner(1)       Assistant Vice President    None


Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President, Director         Oppenheimer funds.
                             and General Counsel


John Donovan                 Vice President              None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
35 Crown Terrace
Yardley, PA  19067


George Fahey                 Vice President              None
141 Breon Lane
Elkton, MD 21921


Eric Fallon                  Vice President              None
10 Worth Circle
Newton, MA  02158


Katherine P. Feld(2)         Vice President              None
& Secretary                  & Senior Counsel


Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

John ("J") Fortuna(2)        Vice President              None

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells       Vice President              None
4734 Highland Place Center
Lakeland, FL 33813

Luiggino Galleto             Vice President              None
10302 Reisling Court

Charlotte, NC 28277

Michelle Gans                Vice President              None
8327 Kimball Drive
Eden Prairie, MN 55347


L. Daniel Garrity            Vice President              None
27 Covington Road
Avondale, GA 30002

Lucio Giliberti              Vice President              None
78 Metro Vista Drive
Hawthorne, NJ 07506


Ralph Grant(2)               Vice President/National     None
                             Sales Manager

Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103


Linda Harding                Vice President/FID          None
6229 Love Drive
#413
Irving, TX 75039

Webb Heidinger               Vice President              None
138 Gates Street

Portsmouth, NH 03801


Phillip Hemery               Vice President              None
184 Park Avenue
Rochester, NY 14607

Tammy Hospodar               Vice President              None
30864 Paloma Court
Westlake Village, CA 91362

Edward Hrybenko (2)          Vice President              None

Richard L. Hymes (2)         Vice President              None


Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None


Lynn Jensen                  Vice President              None
5120 Patterson Street
Long Beach, CA 90815


Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)             Vice President              None

Brian Kelly                  Vice President              None
60 Larkspur Road
Fairfield, CT  06430

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


Brent Krantz                 Vice President              None
2609 SW 149th Place
Seattle, WA 98166


Oren Lane                    Vice President              None
5286 Timber Bend Drive
Brighton, MI  48116


Todd Lawson                  Vice President              None
10687 East Ida Avenue
Englewood, CO 80111

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747


James Loehle                 Vice President              None
30 Wesley Hill Lane
Warwick, NY 10990


Steve Manns                  Vice President              None
1941 W. Wolfram Street
Chicago, IL  60657


Todd Marion                  Vice President              None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)              Assistant Vice President    None


Marie Masters                Vice President              None
8384 Glen Eagle Drive
Manlius, NY  13104

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive
Charlotte, NC  28203


Anthony Mazzariello          Vice President              None
704 Beaver Road
Leetsdale, PA 15056


John McDonough               Vice President              None
3812 Leland Street
Chevy Chase, MD  20815


Kent McGowan                 Vice President              None
18424 12th Avenue West
Lynnwood, WA 98037


Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043


Denise-Marie Nakamura        Vice President              None
4111 Colony Plaza
Newport, CA 92660

John Nesnay                  Vice President              None
3410 East County Line
#17
Highlands Ranch, CO 80126


Chad V. Noel                 Vice President              None

2408 Eagleridge Drive
Henderson, NV  89014


Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672


Charles K. Pettit            Vice President              None
22 Fall Meadow Drive

Pittsford, NY  14534

Bill Presutti                Vice President              None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President       None


Christopher L. Quinson (2)   Vice President/             None
                             Variable Annuities


Minnie Ra                    Vice President              None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler           Vice President              None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)            Vice President              None

Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive
Malibu, CA 90265


James Ruff(2)                President & Director        None


Alfredo Scalzo               Vice President              None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                   Vice President              None
862 McNeill Circle
Woodland, CA  95695
Michelle Simone(2)           Assistant Vice President    None

Stuart Speckman(2)           Vice President              None


Timothy J. Stegner           Vice President              None
794 Jackson Street

Denver, CO 80206


Marlo Stil                   Vice President              None
8579 Prestwick Drive
La Jolla, CA 92037


Peter Sullivan               Vice President              None
21445 S. E 35th Street
Issaquah, WA  98029


David Sturgis                Vice President              None
81 Surrey Lane
Boxford, MA 01921


Scott Such(1)                Senior Vice President       None

Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
704 Inwood
Southlake, TX  76092


David G. Thomas              Vice President              None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Sarah Turpin                 Vice President              None
3517 Milton Avenue
Dallas, TX 75205


Mark Vandehey(1)             Vice President              None


Brian Villec (2)             Vice President              None
Andrea Walsh(1)              Vice President              None


Suzanne Walters(1)           Assistant Vice President    None


James Wiaduck                Vice President              None
935 Wood Run Court
South Lyon, MI 48178

Michael Weigner              Vice President              None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                   Vice President              None
3249 Earlmar Drive
Los Angeles, CA  90064


Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331


Brian W. Wixted (1)          Vice President              Vice President and
and Treasurer                                            Treasurer  of  the
                                                         Oppenheimer funds.


(1)   6803 South Tucson Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

      (c)  Not applicable.


Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings


Not applicable.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22th day of February, 2000.


                                    ROCHESTER FUND MUNICIPALS

                                    /s/ Bridget A. Macaskill
                                    ----------------------------*
                            By: Bridget A. Macaskill
                                    Chairman of the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                        Title                            Date
------------                      ------                           ------


/s/ Bridget A. Macaskill*         Chairman of the Board,       February 22, 2000
----------------------------      President (Principal
Bridget A. Macaskill              Executive Officer) and

                                  Trustee

/s/ John Cannon*

-------------------------         Trustee                      February 22, 2000
John Cannon


/s/ Paul Y. Clinton*

-------------------------         Trustee                      February 22, 2000
Paul Y. Clinton


/s/ Thomas W. Courtney*

-----------------------------     Trustee                      February 22, 2000
Thomas W. Courtney

/s/ Robert G. Galli*              Trustee                      February 22, 2000

-----------------------------
Robert G. Galli

/s/ Lacy B. Herrman*

------------------------          Trustee                      February 22, 2000
Lacy B. Herrmann


/s/ George Loft*

------------------                Trustee                      February 22, 2000
George Loft

/s/ Brian W. Wixted*
------------------------          Treasurer                    February 22, 2000
Brian W. Wixted


*By:  /s/ Robert G. Zack
         ---------------------------------------
         Robert G. Zack, Attorney-in-Fact

                                    FORM N-1A

ROCHESTER FUND MUNICIPALS

                                  EXHIBIT INDEX


Item No.          Description
----------        --------------


23(c)(iv)         Specimen Class Y Share Certificate